Lease financing (Details Narrative) $ in Thousands	1 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended		9 Months Ended					11 Months Ended	12 Months Ended
	Sep. 29, 2020 USD ($)	Mar. 29, 2019 USD ($)	Apr. 30, 2019 USD ($)	May 22, 2019 USD ($)	Jul. 10, 2019 USD ($)	Jul. 31, 2019 USD ($)	Sep. 03, 2020 USD ($)	Aug. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Sep. 29, 2020 USD ($)	Sep. 25, 2020 USD ($)	Sep. 21, 2020 USD ($)	Sep. 18, 2020 USD ($)	Nov. 17, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
Repayment of debt															$ 593,183	$ 708,910	$ 623,892
DNB $310,000 Facility [Member]
Debt Instrument [Line Items]
Extinguishment of Debt, Amount								$ 24,630		$ 64,478
Repayment of debt															98,505	41,982
Sinosure Credit Facility [Member]
Debt Instrument [Line Items]
Extinguishment of Debt, Amount									$ 47,782				$ 9,258
NIBC [Member]
Debt Instrument [Line Items]
Extinguishment of Debt, Amount		$ 11,671
Eneti Acquisition Vessels [Member]
Debt Instrument [Line Items]
Finance Lease, Liability															96,101
Finance lease payments per vessel															500
Laura, Idee Fixe, Roberta, Kaley, Star Sirius and Star Vega [Member] | CMBL [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Gross Proceeds, Financing Activities								$ 82,764
Diva [Member] | CMBL [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Gross Proceeds, Financing Activities														$ 7,236
Four Vessels [Member] | New Yangzijiang [Member]
Debt Instrument [Line Items]
Repayment of lease liabilities																$ 51,060
Laura, Idee Fixe, Roberta, Kaley, Diva, Star Sirius and Star Vega [Member] | CMBL [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Lease Terms																five years
Star Lutas [Member] | SK Shipholding S.A. [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Gross Proceeds, Financing Activities													$ 16,000
Sale Leaseback Transaction, Lease Terms							seven-year bareboat charter
Vessel purchase price obligation							$ 7,441
Mackenzie, Kennadi, Honey Badger, Wolverine and Star Antares [Member] | SPDB Financial Leasing Co. Ltd [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Gross Proceeds, Financing Activities									$ 76,500
Sale Leaseback Transaction, Lease Terms																eight years
Mackenzie, Kennadi, Honey Badger, Wolverine and Star Antares [Member] | SPDB Financial Leasing Co. Ltd [Member] | Minimum [Member]
Debt Instrument [Line Items]
Vessel purchase price obligation												$ 7,776
Mackenzie, Kennadi, Honey Badger, Wolverine and Star Antares [Member] | SPDB Financial Leasing Co. Ltd [Member] | Maximum [Member]
Debt Instrument [Line Items]
Vessel purchase price obligation												$ 7,916
Gargantua Goliath And Maharaj [Member] | ICBC Financial Leasing Co. Ltd [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Gross Proceeds, Financing Activities	$ 93,150
Sale Leaseback Transaction, Lease Terms																10 years
Vessel purchase price obligation											$ 14,000
Star Pisces [Member] | SK Shipholding S.A. [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Gross Proceeds, Financing Activities			$ 19,125
Sale Leaseback Transaction, Lease Terms																seven-year bareboat charter
Vessel purchase price obligation		$ 7,628
Star Libra [Member] | Ocean Trust Co. Ltd. [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Gross Proceeds, Financing Activities						$ 33,950
Sale Leaseback Transaction, Lease Terms																seven-year bareboat charter
Vessel purchase price obligation				$ 18,107
Star Challenger [Member] | Kyowa Sansho Co. Ltd. [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Gross Proceeds, Financing Activities					$ 15,000
Sale Leaseback Transaction, Lease Terms																eleven-year bareboat charter party contract
Star Challenger [Member] | Kyowa Sansho Co. Ltd [Member]
Debt Instrument [Line Items]
Repayment of debt					$ 10,874
Delphin Vessels [Member] | CMBL [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Gross Proceeds, Financing Activities						$ 91,431
Sale Leaseback Transaction, Lease Terms						seven-year bareboat charter
Debt instrument, prepayment amount															$ 19,222
Delphin Vessels [Member] | CMBL [Member] | Minimum [Member]
Debt Instrument [Line Items]
Vessel purchase price obligation						$ 975
Delphin Vessels [Member] | CMBL [Member] | Maximum [Member]
Debt Instrument [Line Items]
Vessel purchase price obligation						$ 3,379
Delphin Scrubbers [Member] | CMBL [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Gross Proceeds, Financing Activities																$ 15,000
Number of repayment installments																12
Frequency of periodic payment																quarterly
Star Fighter [Member] | Kyowa Sansho Co. Ltd. [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Gross Proceeds, Financing Activities																		$ 16,125
Sale Leaseback Transaction, Lease Terms																		ten years
Vessel purchase price obligation																		$ 2,450
Repayment of debt																		$ 11,958